Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013
Cash Flows from Operating Activities
Net income	$ (7,663)	$ 15,209	$ (1,913)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation and amortization	39,684	34,584	118,683
Gain on disposal of property, plant and equipment	(45)	(208)	(55)
Equity-based compensation expense	1,062	1,062	3,186
Excess tax benefits from equity-based compensation			(3,168)
Loss on early debt extinguishment	29,519	1,561	29,641
Equity in earnings of unconsolidated subsidiary	(68)	(90)	(230)
Dividends received			556
Deferred income taxes	88	42,939	4,319
Payment of dissenting shareholder settlement			(13,717)
Changes in operating assets/liabilities, net of acquisitions:
Trade and other accounts receivable	(71,543)	(25,547)	(126,506)
Parts and supplies inventory	(335)	(37)	(489)
Prepaids and other current assets	3,308	(164)	(8,997)
Accounts payable and accrued liabilities	32,468	33,933	22,520
Insurance accruals	5,247	2,874	1,795
Net cash provided by operating activities	31,722	106,116	25,625
Cash Flows from Investing Activities
Purchases of property, plant and equipment	(19,295)	(19,126)	(45,493)
Proceeds from sale of property, plant and equipment	68	5,641	396
Acquisition of businesses, net of cash received	(25,935)	(19,259)	(27,358)
Net change in insurance collateral	3,282	(17,773)	2,880
Other investing activities	(404)	2,885	(456)
Net cash used in investing activities	(42,284)	(47,632)	(70,031)
Cash Flows from Financing Activities
Envision Healthcare Corporation issuance of common stock	1,110,900		1,112,017
Borrowings under senior secured term loan facility			150,000
Repayments under ABL credit facility	(27,500)		(125,000)
Repayments of capital lease obligations and other debt	(3,339)	(53,142)	(10,383)
Repayment of bonds	(450,000)		(450,000)
Equity issuance costs	(62,020)		(63,420)
Debt issue costs			(5,011)
Payment of premiums for debt extinguishment	(12,386)		(12,386)
Excess tax benefits from stock-based compensation			3,168
Repayment of equity		(398)
Payment of dissenting shareholder settlement			(38,336)
Net change in bank overdrafts	(6,364)	(714)	1,686
Net cash (used in) provided by financing activities	549,291	(54,254)	562,335
Change in cash and cash equivalents	538,729	4,230	517,929
Cash and cash equivalents, beginning of period	37,032	124,198	57,832
Cash and cash equivalents, end of period	$ 575,761	$ 128,428	$ 575,761